Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash on hand	$ 306,497	$ 358,534	$ 279,521
Bank balances	221,696,364	400,213,133	367,146,884
Cash	222,002,861	400,571,667	367,426,405
Time deposits	228,494,417	222,861,432	186,368,967
Securities purchased under resale agreements	67,059,167	57,570,583	49,038,418
Investments in mutual funds	1,619,484	26,119,133	15,320,226
Short term investments classified as cash equivalents	68,678,651	83,689,716	64,358,644
Cash equivalents	297,173,068	306,551,148	250,727,611
Total	519,175,929	707,122,815	618,154,016	$ 597,081,675
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	77,785	76,230	77,058
Bank balances	71,384,021	73,236,943	40,999,695
Cash	71,461,806	73,313,173	41,076,753
Time deposits
Securities purchased under resale agreements	67,059,167	57,570,583	49,038,418
Investments in mutual funds	419,373	221,200	245,651
Short term investments classified as cash equivalents	67,478,540	57,791,783	49,284,069
Cash equivalents	67,478,540	57,791,783	49,284,069
Total	138,940,346	131,104,956	90,360,822
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	2,547	778	1,866
Bank balances	135,790,113	309,986,854	314,407,436
Cash	135,792,660	309,987,632	314,409,302
Time deposits	226,401,813	222,589,479	185,464,394
Securities purchased under resale agreements
Investments in mutual funds	130,666	199,256
Short term investments classified as cash equivalents	130,666	199,256
Cash equivalents	226,532,479	222,788,735	185,464,394
Total	362,325,139	532,776,367	499,873,696
Euro [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	828,724	2,520,585	1,516,762
Cash	828,724	2,520,585	1,516,762
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	828,724	2,520,585	1,516,762
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	4,243	4,246	2,351
Bank balances	7,823,191	7,291,966	4,563,501
Cash	7,827,434	7,296,212	4,565,852
Time deposits			117,857
Securities purchased under resale agreements
Investments in mutual funds	35,146	23,252,691	15,074,575
Short term investments classified as cash equivalents	35,146	23,252,691	15,074,575
Cash equivalents	35,146	23,252,691	15,192,432
Total	7,862,580	30,548,903	19,758,284
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	2,112,796	1,864,837	1,848,902
Cash	2,112,796	1,864,837	1,848,902
Time deposits	2,092,604	271,953	786,716
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents	2,092,604	271,953	786,716
Total	4,205,400	2,136,790	2,635,618
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	1,787,153	2,795,042	2,147,017
Cash	1,787,153	2,795,042	2,147,017
Time deposits
Securities purchased under resale agreements
Investments in mutual funds	1,034,299	2,445,986
Short term investments classified as cash equivalents	1,034,299	2,445,986
Cash equivalents	1,034,299	2,445,986
Total	2,821,452	5,241,028	2,147,017
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	221,922	277,280	198,246
Bank balances	639,806	929,088	871,189
Cash	861,728	1,206,368	1,069,435
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	861,728	1,206,368	1,069,435
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash on hand
Bank balances	1,330,560	1,587,818	792,382
Cash	1,330,560	1,587,818	792,382
Time deposits
Securities purchased under resale agreements
Investments in mutual funds
Short term investments classified as cash equivalents
Cash equivalents
Total	$ 1,330,560	$ 1,587,818	$ 792,382